S000064965 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
iShares Focused Value Factor ETF | iShares Focused Value Factor ETF
Prospectus [Line Items]
Annual Return [Percent]	22.93%	17.68%	(9.30%)	40.21%	(13.42%)